PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
IPO distribution service and promotional and advertisement service receivables	$ 2,518,877	$ 3,588,851
Prepaid data and IT service expenses	1,810,778	2,226,216
Advances to employees	1,756,262	1,458,582
Wealth management service fees receivables	1,694,339	727,209
Prepaid income taxes	1,547,355	1,978,308
Prepaid marketing expenses	805,230	1,073,965
Rental and other deposits	784,871	1,885,272
Prepaid professional service fees	740,171	1,225,020
Input VAT receivables	289,560	529,985
Interest receivables from term deposits	45,172	117,392
Others	970,760	1,240,823
Total	$ 12,963,375	$ 16,051,623